MINING INTERESTS	12 Months Ended
Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [abstract]
Disclosure of property, plant and equipment [text block]
10. Mining interests
	Mining Properties
	Depletable	Non- depletable	Plant & equipment	Construction in progress	Exploration & evaluation	Total
(in millions of U.S. dollars)
Cost
As at December 31, 2015	1,459.5	1,020.9	875.8	325.5	7.5	3,689.2
Additions	57.0	90.2	32.6	509.9	-	689.7
Disposals	-	-	(13.6)	-	-	(13.6)
Transfers	23.7	6.0	64.3	(94.0)	-	-
Impairments	-	-	-	-	(6.4)	(6.4)
As at December 31, 2016	1,540.2	1,117.1	959.1	741.4	1.1	4,358.9
Additions	88.8	65.8	44.5	529.7	-	728.8
Disposal of El Morro stream	-	(32.0)	-	-	-	(32.0)
Disposals	-	-	(17.0)	-	-	(17.0)
Impairment loss on held-for-sale assets(2)	(48.6)	-	-	-	-	(48.6)
Assets reclassified as held-for-sale(2)	(178.5)	(9.8)	(161.4)	(0.3)	-	(350.0)
Transfers(3)	1,219.5	(580.2)	554.1	(1,213.8)	-	(20.4)
Impairments(4)	(268.4)	-	-	-	-	(268.4)
As at December 31, 2017	2,353.0	560.9	1,379.3	57.0	1.1	4,351.3
Accumulated depreciation
As at December 31, 2015	541.8	-	344.2	-	-	886.0
Depreciation for the year	193.1	-	100.7	-	-	293.8
Disposals	-	-	(12.2)	-	-	(12.2)
As at December 31, 2016(1)	734.9	-	432.7	-	-	1,167.6
Depreciation for the period	161.7	-	102.5	-	-	264.2
Disposals	-	-	(16.2)	-	-	(16.2)
Reclassified as held for sale(2)	(159.3)	-	(105.4)	-	-	(264.7)
As at December 31, 2017	737.3	-	413.6	-	-	1,150.9
CARRYING AMOUNT
As at December 31, 2016(1)	805.3	1,117.1	526.4	741.4	1.1	3,191.3
As at December 31, 2017	1,615.7	560.9	965.7	57.0	1.1	3,200.4
1.	Prior-year period comparatives have been revised as per note 5.
2.	Refer to Note 16 for further information on the assets held for sale.
3.
Effective November 1, 2017, Rainy River achieved commercial production. As a result, the Company transferred amounts capitalized to construction in progress to depletable mining properties and plant & equipment and assets capitalized as non-depletable mining properties were transferred to depletable mining properties. Additionally, on November 1, 2017, the Company transferred $20.4 million related to inventories from construction in progress to current assets.

4.	Refer to note 11 for further information on impairment.

The Company capitalized interest of $51.3 million for the year ended December 31, 2017 (2016 - $49.4 million) to qualifying development projects. The Company’s annualized capitalization rate is 5.44% (2016 – 6.70%).

Disposal of El Morro gold stream asset
In February 2017, the Company disposed of its El Morro gold stream asset for proceeds of $65.0 million which resulted in a net gain of $33.0 million.

Carrying amount by property as at December 31, 2017:
	As at December 31, 2017
(in millions of U.S. dollars)	Depletable	Non- depletable	Plant & equipment	Construction in progress	Total
mining interest by site
New Afton	521.8	22.9	225.7	15.1	785.5
Mesquite	150.0	-	83.5	2.7	236.2
Cerro San Pedro	0.6	-	-	-	0.6
Rainy River	948.1	0.5	633.6	39.2	1,621.4
Blackwater	-	537.5	14.6	-	552.1
Other(1)	-	1.1	3.5	-	4.6
Carrying amount as at December 31, 2017	1,620.5	562.0	960.9	57.0	3,200.4
1.	Other includes corporate balances and exploration properties.

Carrying amount by property as at December 31, 2016:
	As at December 31, 2016
(in millions of U.S. dollars)	Depletable	Non- depletable	Plant & equipment	Construction in progress	Total
mining interest by site
New Afton	574.4	20.0	247.1	5.2	846.7
Mesquite	170.3	-	98.2	3.1	271.6
Peak Mines	58.6	9.8	52.5	0.3	121.2
Cerro San Pedro	2.0	-	-	-	2.0
Rainy River	-	531.0	109.6	732.8	1,373.4
Blackwater	-	524.3	15.2	-	539.5
El Morro gold stream asset	-	32.0	-	-	32.0
Other(1)	-	1.1	3.8	-	4.9
Carrying amount as at December 31, 2016(2)	805.3	1,118.2	526.4	741.4	3,191.3
1.	Other includes corporate balances and exploration properties.
2.	Prior-year period comparatives have been revised as per note 5.